Fair Value Measurement	12 Months Ended
Dec. 31, 2025
EBP 004 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurement

6. Fair Value Measurement

The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted net assets and liabilities;

Level 2: Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3: Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The asset or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs. The following is a description of the valuation methodologies used for Plan assets, as well as the general classification of such items pursuant to the fair value hierarchy:

Mutual Funds and Money Market Fund — Valued at the daily closing price as reported by the fund. Mutual funds and money market fund held by the Plan are open-end mutual funds that are registered with the Securities and Exchange

Commission. These funds are required to publish their daily net asset value (NAV) and to transact at that price. The mutual funds and money market fund held by the Plan are deemed to be actively traded.

Hecla Common Stock Fund — The fair value of the Hecla Common Stock Fund is determined through a combination of the quoted share price on an active market for the common stock of the Company and the valuation of cash equivalents held in the fund. The Hecla Common Stock Fund is a unitized fund and is included in Level 1 of the fair value hierarchy.

There have been no changes in the methodology used at December 31, 2025 and 2024. The Plan held no assets as of December 31, 2025 and 2024 included in Level 3 of the fair value hierarchy.

The tables below set forth the Plan’s assets that were accounted for at fair value as of December 31, 2025 and 2024, and the fair value calculation input hierarchy level that applies to each asset category.

Description	Balance at December 31, 2025	Quoted prices in active market for identical assets (Level 1)
Mutual Funds	$162,855,854	$162,855,854
Money Market Funds	6,293,444	6,293,444
Common Stock Fund	60,881,955	60,881,955
Total	$230,031,253	$230,031,253

Description	Balance at December 31, 2024	Quoted prices in active market for identical assets (Level 1)
Mutual Funds	$132,266,455	$132,266,455
Money Market Funds	7,015,895	7,015,895
Common Stock Fund	19,749,966	19,749,966
Total	$159,032,316	$159,032,316

7. Subsequent Event

In February 2026, the Company elected to make its matching contributions in cash going forward, rather than Company stock.